LONG-TERM INVESTMENTS - Additional information (Details)	1 Months Ended					12 Months Ended
	Dec. 31, 2024 USD ($) loan	Apr. 30, 2024 USD ($) loan	Oct. 31, 2023 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2020
LONG-TERM INVESTMENTS
Purchase of long term investments						$ 6,998,000	$ 282,000	$ 1,892,000
(Loss)/gain from fair value change of long-term investments						2,011,000	213,000	8,051,000
Impairment equity securities						7,260,000	0	2,000,000
Gain/(loss) from equity method investments						(4,211,000)	1,113,000	2,683,000
Conversion from other receivables to convertible bonds						$ 1,962,000
Orca Semiconductor Ltd
LONG-TERM INVESTMENTS
Interest rate	5.00%	5.00%				5.00%
Number of convertible loan agreements | loan	2	2
Bridge loan	$ 8,364,000	$ 8,364,000				$ 8,364,000
Maturity term	2 years	2 years
Cash paid	$ 6,402,000	$ 6,402,000
Conversion from other receivables to convertible bonds	1,962,000	$ 1,962,000
Disposal by sale | Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
LONG-TERM INVESTMENTS
Unrealized gain in other comprehensive income/(loss)						(221,000)	$ 2,645,000	3,287,000
Unrealized gain						$ 136,000
Patents | Minimum
LONG-TERM INVESTMENTS
Estimated useful life						3 years
Patents | Maximum
LONG-TERM INVESTMENTS
Estimated useful life						7 years
Related parties | Jiangsu Yitong
LONG-TERM INVESTMENTS
Purchase of long term investments					$ 144,890,000
Equity interests (as a percent)					29.99%		0.01%
Gain/(loss) from equity method investments						$ (2,020,000)	$ (177,000)	1,135,000
Equity method investments	130,457,000					130,457,000	136,167,000	150,776,000
Difference between the total consideration and the proportion of net assets	110,594,000					110,594,000	114,179,000
Related parties | Jiangsu Yitong | Goodwill
LONG-TERM INVESTMENTS
Positive basis difference	87,224,000					87,224,000	89,673,000
Related parties | Jiangsu Yitong | Intangible assets
LONG-TERM INVESTMENTS
Positive basis difference	23,334,000					23,334,000	24,109,000
Related parties | Jiangsu Yitong | Other assets
LONG-TERM INVESTMENTS
Positive basis difference	36,000					36,000	396,000
Related parties | Huaying Fund I
LONG-TERM INVESTMENTS
Purchase of long term investments												$ 7,528,000
Gain/(loss) from equity method investments						1,518,000	958,000	8,000
Equity method investments	4,772,000					4,772,000	7,336,000
Related parties | Huaying Fund II
LONG-TERM INVESTMENTS
Purchase of long term investments				$ 10,300,000						$ 14,957,000
Gain/(loss) from equity method investments						(564,000)	2,042,000	1,838,000
Equity method investments	$ 26,332,000					26,332,000	28,302,000
Sifive
LONG-TERM INVESTMENTS
Purchase of long term investments											$ 1,800,000
Equity interests (as a percent)											1.01%
(Loss)/gain from fair value change of long-term investments						0	0	10,448,000
Alivecor
LONG-TERM INVESTMENTS
Purchase of long term investments										$ 1,000,000
Equity interests (as a percent)													0.56%
(Loss)/gain from fair value change of long-term investments						0	0	1,212,000
Interest rate (as a percent)										3.00%
Promaxo
LONG-TERM INVESTMENTS
Purchase of long term investments									$ 4,000,000
Equity interests (as a percent)									4.05%
(Loss)/gain from fair value change of long-term investments						2,194,000	0	0
Hyperfine
LONG-TERM INVESTMENTS
(Loss)/gain from fair value change of long-term investments						$ 183,000	$ 213,000	$ 4,330,000
Huaying Fund II | Related parties | Huaying Fund I
LONG-TERM INVESTMENTS
Equity method investment, ownership percentage												49.50%
Huaying Fund II | Related parties | Huaying Fund II
LONG-TERM INVESTMENTS
Equity method investment, ownership percentage										34.00%
Group received a distribution			$ 3,700,000
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
LONG-TERM INVESTMENTS
Purchase of long term investments									$ 3,322,000
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding") | Minimum
LONG-TERM INVESTMENTS
Interest rate									4.35%
Shenzhen Yunding Information Technology Co., Ltd. ("Yunding") | Maximum
LONG-TERM INVESTMENTS
Interest rate									8.70%
Shenzhen Yunding Information Technology Co., Ltd. (Yunding) | Related parties
LONG-TERM INVESTMENTS
Equity interests (as a percent)								17.32%